Lessee disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
At 1 January	£ 849	£ 1,025	£ 1,119
Exchange and other adjustments	1	6
Additions	128	135
Disposals	(113)	(32)
Depreciation charge for the year	(192)	(203)
At 31 December	£ 849	£ 1,025